Auditors' Remuneration (Details) - Schedule of Audit Service - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Auditors Remuneration [Abstract]
Audit and review of financial statements	[1]	$ 254,350	$ 241,583
Total		$ 254,350	$ 241,583

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.